Commitments and contingencies - Tribune Company (Details) - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and contingencies
Amount accrued for litigation settlement			$ 0.0	$ 0.0	$ 0.0
Tribune Company Litigation
Commitments and contingencies
Proceeds from common stock tendered from leveraged buyout	$ 6.1	$ 6.1